Customer deposits and deposits from banks (Details) $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Time Deposits [Line Items]
Non-interest-bearing, Demand	$ 2,480,168	$ 2,385,353
Interest-bearing, Demand	5,341,632	5,804,310
Total demand deposits	7,821,800	8,189,663
Term, Within 3 months	1,341,235	1,515,465
Term, 3 to 6 months	131,614	165,586
Term, 6 to 12 months	182,982	91,755
Term, After 12 months	58,827	71,180
Total term	1,714,658	1,843,986
Total deposits	9,536,458	10,033,649
Demand deposits, bearing a special negligible interest rate	$ 225,000	$ 150,000
Weighted average interest rate, demand deposits	0.0002	0.0006
Customers
Time Deposits [Line Items]
Non-interest-bearing, Demand	$ 2,479,726	$ 2,385,013
Interest-bearing, Demand	5,333,928	5,784,559
Total demand deposits	7,813,654	8,169,572
Term, Within 3 months	1,337,015	1,511,860
Term, 3 to 6 months	131,614	165,486
Term, 6 to 12 months	182,882	91,755
Term, After 12 months	58,827	71,180
Total term	1,710,338	1,840,281
Total deposits	9,523,992	10,009,853
Banks
Time Deposits [Line Items]
Non-interest-bearing, Demand	442	340
Interest-bearing, Demand	7,704	19,751
Total demand deposits	8,146	20,091
Term, Within 3 months	4,220	3,605
Term, 3 to 6 months	0	100
Term, 6 to 12 months	100	0
Term, After 12 months	0	0
Total term	4,320	3,705
Total deposits	12,466	23,796
Bermuda | Customers
Time Deposits [Line Items]
Non-interest-bearing, Demand	1,840,201	1,733,684
Interest-bearing, Demand	2,578,411	2,989,760
Total demand deposits	4,418,612	4,723,444
Term, less than $100k, Within 3 months	13,983	14,091
Term, less than $100k, 3 to 6 months	4,267	4,309
Term, less than $100k, 6 to 12 months	8,640	9,068
Term, less than $100k, After 12 months	13,984	16,380
Total term, less than $100k	40,874	43,848
Total deposits, less than $100k	4,459,486	4,767,292
Term, $100k or More, Within 3 months	646,751	1,036,800
Term, $100k or More, 3 to 6 months	33,495	37,550
Term, $100k or More, 6 to 12 months	75,235	60,952
Term, $100k or More, After 12 months	37,857	44,507
Total term, $100k or More	793,338	1,179,809
Total deposits, More than $100k	793,338	1,179,809
Term, Within 3 months	660,734	1,050,891
Term, 3 to 6 months	37,762	41,859
Term, 6 to 12 months	83,875	70,020
Term, After 12 months	51,841	60,887
Total term	834,212	1,223,657
Total deposits	5,252,824	5,947,101
Bermuda | Banks
Time Deposits [Line Items]
Non-interest-bearing, Demand	442	340
Interest-bearing, Demand	0	0
Total demand deposits	442	340
Term, less than $100k, Within 3 months	0	4
Term, less than $100k, 3 to 6 months	0	0
Term, less than $100k, 6 to 12 months	0	0
Term, less than $100k, After 12 months	0	0
Total term, less than $100k	0	4
Total deposits, less than $100k	442	344
Non-Bermuda | Customers
Time Deposits [Line Items]
Term, less than $100k, Within 3 months	19,147	20,295
Term, less than $100k, 3 to 6 months	5,202	4,108
Term, less than $100k, 6 to 12 months	4,762	4,145
Term, less than $100k, After 12 months	781	783
Total term, less than $100k	29,892	29,331
Total deposits, less than $100k	3,424,934	3,475,459
Non-interest-bearing, Demand	639,525	651,329
Interest-bearing, Demand	2,755,517	2,794,799
Total demand deposits	3,395,042	3,446,128
Term, $100k or More, Within 3 months	657,134	440,674
Term, $100k or More, 3 to 6 months	88,650	119,519
Term, $100k or More, 6 to 12 months	94,245	17,590
Term, $100k or More, After 12 months	6,205	9,510
Total term, $100k or More	846,234	587,293
Total deposits, More than $100k	846,234	587,293
Term, Within 3 months	676,281	460,969
Term, 3 to 6 months	93,852	123,627
Term, 6 to 12 months	99,007	21,735
Term, After 12 months	6,986	10,293
Total term	876,126	616,624
Total deposits	4,271,168	4,062,752
Non-Bermuda | Banks
Time Deposits [Line Items]
Term, less than $100k, Within 3 months	0	0
Term, less than $100k, 3 to 6 months	0	0
Term, less than $100k, 6 to 12 months	0	0
Term, less than $100k, After 12 months	0	0
Total term, less than $100k	0	0
Total deposits, less than $100k	7,704	19,751
Non-interest-bearing, Demand	0	0
Interest-bearing, Demand	7,704	19,751
Total demand deposits	7,704	19,751
Term, $100k or More, Within 3 months	4,220	3,601
Term, $100k or More, 3 to 6 months	0	100
Term, $100k or More, 6 to 12 months	100	0
Term, $100k or More, After 12 months	0	0
Total term, $100k or More	4,320	3,701
Total deposits, More than $100k	4,320	3,701
Term, Within 3 months	4,220	3,601
Term, 3 to 6 months	0	100
Term, 6 to 12 months	100	0
Term, After 12 months	0	0
Total term	4,320	3,701
Total deposits	$ 12,024	$ 23,452